Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ 188.7	$ 6.2	$ (368.4)	$ (333.4)
Defined contribution plans	5,365.5		4,550.4	3,711.0
Defined benefit plans	281.4		208.6	192.5
Share -based payments	544.4		335.1	7.8
Depreciation of property, plant and equipment and right-of-use assets	522,932.7	17,078.1	428,498.2	414,187.7
Amortization of intangible assets	9,258.2	$ 302.4	8,756.1	8,207.2
Post-employment benefits	5,646.9		4,759.0	3,903.5
Depreciation of property, plant and equipment and right-of-use assets [member]
Expense by nature [line items]
Cost of revenue	492,827.4		399,638.8	386,103.9
Operating expenses	30,097.8		28,850.5	27,936.2
Other operating income and expenses	7.5		8.9	147.6
Amortization of intangible assets [member]
Expense by nature [line items]
Cost of revenue	6,538.1		6,086.3	5,574.3
Operating expenses	2,720.1		2,669.8	2,632.9
Employee benefits expenses [member]
Expense by nature [line items]
Cost of revenue	133,334.7		139,361.4	98,012.8
Operating expenses	106,373.9		100,100.6	66,934.3
Defined contribution plans	5,365.5		4,550.4	3,711.0
Defined benefit plans	281.4		208.6	192.5
Equity-settled	483.0		302.4	7.8
Cash-settled	61.4		32.7	0.0
Other employee benefits	233,517.3		234,367.9	161,035.8
Employee benefits expenses	$ 239,708.6		$ 239,462.0	$ 164,947.1